RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended					2 Months Ended	12 Months Ended
	Apr. 13, 2020	Sep. 16, 2020	Aug. 27, 2020	Nov. 22, 2019	Sep. 30, 2018	Jan. 30, 2018	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Expenses paid by related parties								$ 0	$ 0	$ 18,626
Repayments to related parties								(78,992)	0	(40,825)
Due to related parties								0	76,703	0
Proceeds from issuance of common shares								144,361	0	$ 150,010
Vago International Limited [Member]
Common stock shares issued					66,020
Cancellation of debt					$ 19,806
Ownership percentage					10.00%					10.00%
Ruby Hui [Member]
Common stock shares issued					113,723
Cancellation of debt					$ 34,117
Price per share		$ 0.05	$ 0.05
Ownership percentage					5.00%					5.00%
Yongbiao Ding [Member]
Common stock shares issued										600,000
Proceeds from issuance of common shares										$ 72,000
Price per share				$ 0.10
John David Milroy [Member]
Promissory notes, issued					$ 30,000					30,000	$ 0
Notes payable					0					0	75,425
Accrued Interest					0					0	19,543
Unamortized debt discount					$ 0					0	14,119
Borrowed loans with attached shares of warrants										$ 85,000
Debt attached with shares of warrants										500,000
Common stock shares issued					380,130
Cancellation of debt					$ 114,039
Private Placement [Member] | Restricted Stock [Member] | Ruby Hui [Member]
Stock issued during period, Restricted shares, Per share		$ 0.05	$ 0.05
Stock issued during period, Restricted shares, Shares							1,078,445
Stock issued, issue percentage		5.00%	5.00%
Private Placement [Member] | Restricted Stock [Member] | Yongbiao Ding [Member]
Stock issued during period, Restricted shares, Per share				$ 0.10
Stock issued during period, Restricted shares, Shares				300,000
Dr. Moore [Member]
Promissory notes, issued					20,000					$ 20,000	0
Notes payable					0					0	112,606
Accrued Interest					0					0	27,180
Unamortized debt discount					$ 0					0	14,574
Borrowed loans with attached shares of warrants										$ 120,000
Debt attached with shares of warrants										600,000
Common stock shares issued					534,578
Cancellation of debt					$ 160,373
Dr. Moore [Member] | Private Placement [Member] | Restricted Stock [Member]
Stock issued during period, Restricted shares, Per share	$ 0.05
Stock issued during period, Restricted shares, Shares	1,000,000
Mr. Lee [Member]
Promissory notes, issued					0					$ 0	101,126
Notes payable					0					0	246,690
Accrued Interest					0					0	62,138
Unamortized debt discount					0					0	$ 74,778
Borrowed loans with attached shares of warrants										$ 214,414
Debt attached with shares of warrants										1,072,385
Management services fees								30,000	30,000	$ 66,000
Expenses paid by related parties								21,260	22,237	18,744
Repayments to related parties								78,992	10,056	50,701
Advanced					$ 291		$ 3,084	3,084	16,523	291
Due to related parties								$ 110,358	$ 136,703	$ 60,000
Common stock shares issued					2,869,764
Cancellation of debt					$ 860,929
Chief Financial Officer [Member] | Yongbiao Ding [Member]
Common stock shares issued						600,000
Proceeds from issuance of common shares						$ 72,000
Price per share						$ 0.12
Dong Liang [Member]
Common stock shares issued					715,113
Cancellation of debt					$ 214,514
First Scion Investments Limited [Member]
Common stock shares issued					7,390,709
Cancellation of debt					$ 2,217,213
Ownership percentage					5.00%					5.00%